CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total PCS Link, Inc. Stockholders’ Equity (Deficit) [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2011	$ (3,466,899)	$ 2,000	$ 2,500	$ (3,471,399)	$ (3,466,899)	$ 0
Balance (In Shares) at Dec. 31, 2011		1,000,000
Net Income (Loss)	618,883	0	0	618,883	618,883	0
Balance at Dec. 31, 2012	(2,848,016)	2,000	2,500	(2,852,516)	(2,848,016)	0
Balance (In Shares) at Dec. 31, 2012		1,000,000
Net Income (Loss)	(2,921,250)	0	0	(2,921,250)	(2,921,250)	0
Balance at Dec. 31, 2013	$ (5,769,266)	$ 2,000	$ 2,500	$ (5,773,766)	$ (5,769,266)	$ 0
Balance (In Shares) at Dec. 31, 2013		1,000,000